Share-based payments - Equity settled, 2017 and 2013 Plan Activity (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Sibanye 2017 Share Plan - Bonus Shares
Share-based payments
Outstanding at beginning of the year (in shares)	0	0	2,582,489
Granted during the year (in shares)	0	0	0
Vested (in shares)	0	0	(2,541,680)
Forfeited (in shares)	0	0	(40,809)
Outstanding at end of the year (in shares)	0	0	0
Sibanye Stillwater 2017 Share Plan - Performance Shares
Share-based payments
Outstanding at beginning of the year (in shares)	25,199,516	62,597,425	68,236,442
Granted during the year (in shares)	0	0	0
Vested (in shares)	(21,823,219)	(32,299,213)	(1,005,668)
Forfeited (in shares)	(2,965,940)	(5,098,696)	(4,633,349)
Outstanding at end of the year (in shares)	410,357	25,199,516	62,597,425
2013 Share Plan - Performance shares
Share-based payments
Outstanding at beginning of the year (in shares)	0	0	11,157,460
Granted during the year (in shares)	0	0	0
Vested (in shares)	0	0	(5,055,647)
Forfeited (in shares)	0	0	(6,101,813)
Outstanding at end of the year (in shares)	0	0	0
2013 Share Plan - Bonus shares
Share-based payments
Outstanding at beginning of the year (in shares)	0	0	0
Granted during the year (in shares)	0	0	0
Vested (in shares)	0	0	0
Forfeited (in shares)	0	0	0
Outstanding at end of the year (in shares)	0	0	0